Subsequent events (Details) $ in Millions, € in Billions			3 Months Ended			6 Months Ended
	Jul. 24, 2023 EUR (€)	Jun. 30, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Subsequent events
Net investment for acquisition of shares | $			$ 19	$ 136	$ 82	$ 155	$ 82
Total Eren Holding
Subsequent events
Interest held (as a percent)		33.86%
Total Eren SA
Subsequent events
Interest held (as a percent)		5.73%
Acquisition of shares | Total Eren Holding and Total Eren SA
Subsequent events
Net investment for acquisition of shares | €	€ 1.5